Cover	Dec. 15, 2023
Cover [Abstract]
Entity Registrant Name	Laser Photonics Corporation
Entity Central Index Key	0001807887
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Dec. 15, 2023
Entity Ex Transition Period	true
Entity File Number	000-56166
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	84-3628771
Entity Address Address Line 1	1101 N. Keller Rd.
Entity Address Address Line 2	Suite G
Entity Address City Or Town	Orlando
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32810
City Area Code	407
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	804-1000
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	LASE
Security Exchange Name	NASDAQ